Summary of Significant Accounting Policies, Basis of Presentation (FY) (Details) - Sponsor [Member] - Promissory Note [Member] - USD ($)	Dec. 31, 2020	Feb. 10, 2020
Basis of Presentation [Abstract]
Related party transaction		$ 250,000
Maximum [Member]
Basis of Presentation [Abstract]
Related party transaction	$ 250,000